CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 242,952	$ 610,995
Marketable securities	307,814	84,966
Restricted cash	2,270
Accounts receivable, net of allowance of $1,736 and $1,182 as of December 31, 2009 and 2010, respectively	60,216	20,560
Prepaid expenses	12,161	4,374
Deferred income taxes, net	45,661	46,063
Other current assets	14,802	16,423
Total current assets	685,876	783,381
Long-term marketable securities	12,304
Property and equipment, net	241,111	34,267
Deferred income taxes, net	189,037	153,132
Purchased intangible assets, net	135,364	11,550
Goodwill	259,046	88,920
Other long-term assets	1,240	3,368
Total assets	1,523,978	1,074,618
Current liabilities:
Accounts payable	17,272	6,270
Accrued payroll and related expenses	18,402	25,093
Other accrued liabilities	75,629	34,659
Deferred revenue	40,921	25,728
Convertible senior notes, net of discount of $26,502 and $12,722 as of December 31, 2009 and 2010, respectively	243,069	232,248
Total current liabilities	395,293	323,998
Long-term debt, including premium of $26,251 as of December 31, 2010	351,251
Other long-term liabilities	19,566	16,596
Total liabilities	766,110	340,594
Commitments and contingencies (See Note 15)
Stockholders' equity:
Convertible preferred stock, $0.01 par value, 100,000 shares authorized, 0 shares issued and outstanding as of December 31, 2009 and 2010
Common stock, $0.01 par value, 300,000 shares authorized, 190,472 and 191,825 shares issued as of December 31, 2009 and 2010, respectively, and 107,132 and 108,382 shares outstanding as of December 31, 2009 and 2010, respectively	1,918	1,905
Additional paid-in capital	2,061,555	2,118,100
Accumulated deficit	(648,235)	(729,715)
Treasury stock, at cost, 83,340 and 83,443 shares, respectively, as of December 31, 2009 and 2010	(657,611)	(656,760)
Accumulated other comprehensive income	241	494
Total stockholders' equity	757,868	734,024
Total liabilities and stockholders' equity	$ 1,523,978	$ 1,074,618